CONTINGENT ACQUISITION LIABILITY (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 02, 2021	Aug. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Shares issued	1,910,000
Shares issued price per share	$ 7.00
Kabaq3D Technologies, LLC [Member]
Business Acquisition [Line Items]
Additional acquisition cost		$ 750,000
Kabaq3D Technologies, LLC [Member] | Forecast [Member]
Business Acquisition [Line Items]
Additional acquisition cost		$ 750,000
Kabaq3D Technologies, LLC [Member] | Equity Option [Member]
Business Acquisition [Line Items]
Shares issued		375,000
Shares issued price per share		$ 2.00
KreatAR LLC [Member]
Business Acquisition [Line Items]
Additional acquisition cost		$ 500,000
KreatAR LLC [Member] | Forecast [Member]
Business Acquisition [Line Items]
Additional acquisition cost		$ 500,000
Early Adopter.Com [Member]
Business Acquisition [Line Items]
Business acqusition, share price			$ 3.25
Contingent acquisition liability			$ 96,800	$ 47,000
Stock issued during peirod shares acquisitions			32,000